FAIR VALUE MEASUREMENTS (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan - USD ($)	Jun. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total investments		$ 3,603,879,691	$ 2,869,600,445
Quoted market price of company common stock		$ 606.34	$ 431.74
Unfunded commitment amount		$ 0	$ 0
Subsequent events
FAIR VALUE MEASUREMENTS
Quoted market price of company common stock	$ 588.19
Dillard's, Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments		2,742,549,187	2,093,312,977
Mutual funds
FAIR VALUE MEASUREMENTS
Total investments		289,167,714	250,803,377
Collective trust funds
FAIR VALUE MEASUREMENTS
Total investments		572,162,790	525,484,091
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
FAIR VALUE MEASUREMENTS
Total investments		3,031,716,901	2,344,116,354
Level 1 | Dillard's, Inc. common stock
FAIR VALUE MEASUREMENTS
Total investments		2,742,549,187	2,093,312,977
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Total investments		289,167,714	250,803,377
Net Asset Value | Collective trust funds
FAIR VALUE MEASUREMENTS
Total investments		$ 572,162,790	$ 525,484,091